Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
EQUITY

NOTE 15 – EQUITY

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The restricted amounts as determined pursuant to PRC statutory laws totaled $1,989,475 as of December 31, 2017.

Shares issuance for reorganization

On August 7, 2015, ReTo issued 10,000 common shares at $0.001 per share to its incorporator with cash proceeds of $10. Further, on August 2, 2016, ReTo issued a total of 17,830,000 common shares at $0.25 per share to all of the Company’s original shareholders or former shareholders of Beijing REIT. The parties involved included the Company’s original shareholders, their family members and individual or companies who hold shares for them. Since the shares were issued to the original shareholders of Beijing REIT, the transaction is considered as a part of the reorganization. The Company believes it is appropriate to reflect these share issuances as nominal stock issuance on a retroactive basis similar to stock split pursuant to ASC 260. The Company has retroactively adjusted all shares and per share data for all the periods presented. Among total proceeds of $4,457,500 from the share issuance, the Company paid $3,466,260 (approximately RMB 24 million) to the original shareholders of Beijing REIT to buy back their equity interests in Beijing REIT as part of reorganization. The extra $0.9 million was contributed by the original shareholders to the holding company to pay for the various professional expenses of its planned initial public offering and was treated as capital contribution by the original shareholders.

Shares issuances

In September 2016, the Company issued 800,000 shares of the Company’s common stock to settle a loan payable to an unrelated third party in the amount of RMB21,240,000 (approximately $3.2 million). The shares were valued at $4 per share because it was considered the fair value of the Company’s share that the investor was willing to convert the loan to.

In December 2016, the Company issued 900,000 common shares to an unrelated investor, at a price of $4 per share for a total of $3,600,000. As of December 31, 2016, the Company had not received the funds from the investor and the shares were held in escrow. The Company did not record the value of the stock issued as of December 31, 2016 because the transaction was considered incomplete. These shares are excluded from the number of the outstanding shares as well as from the calculation of the weighted average shares outstanding.  The Company received the funds from the investor on September 17, 2017 and the shares were released from escrow.

On November 29, 2017, the Company completed its initial public offering (“IPO”) of 3,220,000 shares of its common stock at a public offering price of $5.00 per share. The gross proceeds from the offering were approximately $16.1 million before deducting placement agents’ commissions and other offering expenses, resulting in net proceeds of approximately $14.3 million. In connection with the offering, the Company’s common stock began trading on the NASDAQ Capital Market beginning on November 29, 2017 under the symbol “RETO”.

Noncontrolling interest

A reconciliation of noncontrolling interest as of December 31, 2017 and December 31, 2016 is as follows:

	December 31,	December 31,
	2017	2016
Beginning balance	$5,012,260	$2,820,037
Proportionate share of net income	668,396	399,558
Capital contribution by a minority shareholder (a)	-	2,218,617
Acquisition of noncontrolling interests in REIT Changjiang (b)	(3,970,350)	-
Foreign currency translation adjustment	597,421	(425,952)
Noncontrolling interest, ending balance	$2,307,727	$5,012,260

(a)

In July 2015, Beijing REIT established a new subsidiary REIT Xinyi wherein Beijing REIT owns 70% equity interest. Another noncontrolling shareholder contributed RMB 300,000 (equivalent to $48,240) in cash as of December 31, 2015 as well as a land use right of 206,667 square meters to exchange for 30% ownership interest in REIT Xinyi. The contribution of land use right as registered capital was pending approval by the local government as of December 31, 2015. Thus, no fair value of the land use right was recorded as assets or minority interest. In 2016, the contribution of land use right as the registered capital was not approved. On October 28, 2016, Beijing REIT and Xinyi Transportation signed an amendment to change Xinyi Transportation’s capital contribution from land use right to cash.

Pursuant to the amendment signed on October 28, 2016 to the Collaboration Agreement signed on November 17, 2014 between Beijing REIT and its noncontrolling shareholder, all capital contribution should be in the form of cash. In November 2016, the noncontrolling shareholder made total cash contributions of RMB 15,000,000 (approximately $2,218,617) into REIT Xinyi instead of the land right contribution.

(b)

On January 10, 2016, Zhongrong Huanneng Investment (Beijing) Co., Ltd. (“Zhongrong”) signed an equity transfer agreement with Beijing REIT, pursuant to which the shareholders of Zhongrong agreed to transfer all of its equity interests held on behalf of four individual shareholders in REIT Changjiang to Beijing REIT. At the time of the transfer, REIT Changjiang was controlled in majority (84.32%) by the same four individual shareholders as those of Beijing REIT. Zhongrong and Beijing REIT are considered under common control since they are owned by the same four individual shareholders.

During the year ended December 31, 2016, REIT Holdings made a deposit of $565,000 to VBI with the intention to acquire VBI’s 15.68% non-controlling equity interest in REIT Changjiang for $3.3 million. The transaction was completed as of December 31, 2017. As a result, REIT Changjiang is now a wholly owned subsidiary of the Company.